Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Aug. 12, 2024
Nature of Operations and Basis of Presentation [Line Items]
Total shares outstanding (in Shares)	71,552,402			71,552,402
Net amount	$ 2,753,795	$ 2,753,795
Additional paid in capital	127,979,246	108,897,836	$ 85,411,771
Cash	7,295,451	3,924,908
Transaction costs	$ 2,358,780	2,358,780
Cash contributions			3,827,944
Capital receivables		33,180,961
Additional payable			$ 3,800,111
Citius Pharma [Member]
Nature of Operations and Basis of Presentation [Line Items]
Ownership percentage	78.00%	79.00%		92.00%
Cash contributions	$ 3,827,944	$ 3,827,944
Capital receivables	33,180,961
Additional payable	3,800,111	3,800,111
TenX [Member]
Nature of Operations and Basis of Presentation [Line Items]
Additional paid in capital	395,015	395,015
Cash	163,500	163,500
Liabilities	$ 559,015	$ 559,015